PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Prepayments to suppliers	317	6,089	940
Due from suppliers*	49,057	15,484	2,390
Advances to hospitals**	4,473	2,919	451
Advances to employees***	10,154	7,415	1,145
Receivable from disposal of PPE	9,300	9,300	1,436
Refundable auction deposit	—	500	77
Deferred expenses	4,105	7,296	1,126
Consideration receivable for disposal of CAH and WHT	80,453	—	—
Interest receivable	10,765	22,247	3,434
Others	10,165	12,552	1,938
	178,789	83,802	12,937

Reserve for unrecoverable deposits	(1,522)	(4,798)	(741)

	177,267	79,004	12,196

Movement in reserve for unrecoverable deposits is as follows:
	For the Years Ended December 31,
	2014	2015	2015
	RMB	RMB	US$
Balance at the beginning of the year	9,292	1,522	235
Provisions for the year	1,324	4,290	663
Amounts written off during the year	(9,524)	(1,014)	(157)
Foreign currency translation	430	—	—
Balance at the end of the year	1,522	4,798	741

Provisions are recorded in “general and administrative expenses” in the consolidated statements of comprehensive income (loss).

*
Amounts due from suppliers represent returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB1,522 and RMB4,798 (US$741) on amounts due from suppliers as at December 31, 2014 and 2015, respectively.

**
The advances to hospital represent interest-free advances to hospital customers. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.

***
The advances to employees represent interest-free advance held by the Company's employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.